Accounting practices adopted (Tables)	12 Months Ended
Dec. 31, 2018
Accounting practices adopted
Schedule of change in assets and liabilities due to adoption of leases

	Present value of
Asset	liabilities (a)		Discount rate (b)
Land	R$	990,928	5.78%
Property	R$	18,452	5.78%
Machine and Equipment	R$	103,235	5.13%
Total	R$	1,112,615

(a)Net tax liability

(b)To determine the discount rates, quotes were obtained from financial institutions for contracts with characteristics and average terms similar to the lease agreements.